Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property plant and equipment

	Cost	Accumulated depreciation	12.31.2024	Cost	Accumulated depreciation	12.31.2023
In service
Reservoirs, dams and aqueducts	6,869,100	(4,885,663)	1,983,437	8,201,193	(5,068,855)	3,132,338
Machinery and equipment	8,745,054	(3,206,049)	5,539,005	9,790,697	(3,087,977)	6,702,720
Buildings	1,398,552	(933,130)	465,422	2,009,061	(1,176,398)	832,663
Land	388,270	(58,358)	329,912	499,020	(69,256)	429,764
Vehicles	12,811	(10,673)	2,138	13,056	(11,120)	1,936
Furniture and fixtures	12,449	(6,880)	5,569	14,296	(8,570)	5,726
(-) Impairment (15.4)	—	—	—	(674,077)	—	(674,077)
(-) Special Obligations	(19,223)	681	(18,542)	(6,877)	510	(6,367)
	17,407,013	(9,100,072)	8,306,941	19,846,369	(9,421,666)	10,424,703

In progress
Cost	224,635	—	224,635	415,597	—	415,597
(-) Impairment (15.4)	(14,879)	—	(14,879)	(14,879)	—	(14,879)
	209,756	—	209,756	400,718	—	400,718
	17,616,769	(9,100,072)	8,516,697	20,247,087	(9,421,666)	10,825,421

Schedule of changes in property plant and equipment

	Balance as of January 1, 2024	Additions / Impairment	Depreciation	Write-offs or disposal	Transfers	Reclassification (a)	Balance as of December 31, 2024
In service
Reservoirs, dams and aqueducts	3,132,338	—	(137,424)	(2,852)	13,078	(1,021,703)	1,983,437
Machinery and equipment	6,702,720	29,258	(388,447)	(6,992)	196,068	(993,602)	5,539,005
Buildings	832,663	—	(35,563)	(13,341)	32,125	(350,462)	465,422
Land	429,764	—	(12,027)	(7,272)	16,337	(96,890)	329,912
Vehicles	1,936	—	(489)	(8)	701	(2)	2,138
Furniture and fixtures	5,726	—	(549)	(287)	948	(269)	5,569
(-) Impairment (15.4)	(674,077)	(27,755)	—	—	—	701,832	—
(-) Special Obligations	(6,367)	—	470	—	(12,703)	58	(18,542)
	10,424,703	1,503	(574,029)	(30,752)	246,554	(1,761,038)	8,306,941
In progress
Cost	415,597	142,584	—	(1,482)	(244,677)	(87,387)	224,635
(-) Impairment (15.4)	(14,879)	—	—	—	—	—	(14,879)
	400,718	142,584	—	(1,482)	(244,677)	(87,387)	209,756
	10,825,421	144,087	(574,029)	(32,234)	1,877	(1,848,425)	8,516,697
(a) Reclassification to Assets classified as held for sale (Note 37).

	Balance as of January 1, 2023	Additions / Impairment	Depreciation	Write-offs or disposal	Transfers	Business combination effects	Reclassification (a)	Balance as of December 31, 2023
In service
Reservoirs, dams and aqueducts	3,274,774	—	(142,902)	(14)	480	—	—	3,132,338
Machinery and equipment	5,890,366	—	(389,646)	(2,475)	283,777	1,139,428	(218,730)	6,702,720
Buildings	841,252	—	(36,707)	(517)	37,804	—	(9,169)	832,663
Land	451,524	—	(10,173)	(647)	4,109	—	(15,049)	429,764
Vehicles	2,342	—	(458)	(1)	53	—	—	1,936
Furniture and fixtures	6,136	—	(603)	(393)	689	5	(108)	5,726
(-) Impairment (15.4)	(785,205)	174,500	—	—	(171,504)	—	108,132	(674,077)
(-) Special Obligations	(418)	—	246	—	(6,297)	—	102	(6,367)
	9,680,771	174,500	(580,243)	(4,047)	149,111	1,139,433	(134,822)	10,424,703
In progress
Cost	575,080	162,540	—	(6,411)	(321,101)	47,675	(42,186)	415,597
(-) Impairment (15.4)	(186,383)	—	—	—	171,504	—	—	(14,879)
	388,697	162,540	—	(6,411)	(149,597)	47,675	(42,186)	400,718
	10,069,468	337,040	(580,243)	(10,458)	(486)	1,187,108	(177,008)	10,825,421
(a) Reclassification to Assets classified as held for sale (Note 37)

Schedule of joint operations property plant and equipment

Joint operations	Share Copel GeT (%)	Annual average depreciation rate (%)	12.31.2024	12.31.2023
HPP Gov. Jayme Canet Júnior (Mauá)	51.0%
In service			860,522	859,888
(-) Accumulated depreciation		2.74%	(336,843)	(313,253)
In progress			18,112	20,447
			541,791	567,082
HPP Baixo Iguaçu	30.0%
In service			701,346	697,225
(-) Accumulated depreciation		3.30%	(132,481)	(110,039)
In progress			34,433	42,989
			603,298	630,175
			1,145,089	1,197,257

Schedule of impairment of property plant and equipment

	Balance as of January 1, 2023	Impairment / Reversal	Transfer	Balance as of December 31, 2023	Impairment / Reversal	Reclassification	Balance as of December 31, 2024
In service
HPP Colíder	(632,559)	133,653	—	(498,906)	—	498,906	—
UEGA	(108,132)	108,132	—	—	—	—	—
Power plants in Paraná	(44,514)	40,847	(171,504)	(175,171)	(27,755)	202,926	—
	(785,205)	282,632	(171,504)	(674,077)	(27,755)	701,832	—
In progress
Consórcio Tapajós (a)	(14,879)	—	—	(14,879)	—	—	(14,879)
Power plants in Paraná	(171,504)	—	171,504	—	—	—	—
	(186,383)	—	171,504	(14,879)	—	—	(14,879)
	(971,588)	282,632	—	(688,956)	(27,755)	701,832	(14,879)
(a) Project under development

Schedule of impairment risk

Cash-generating units	Discount rate	RV/BV-1	RV/BV-1 (5% Variation)	RV/BV-1 (10% Variation)	Impairment Risk
Wind power Assets
São Bento Complex (a)	8.17%	85.98%	81.73%	77.66%	—
Brisa I Complex (b)	8.17%	76.93%	72.69%	68.61%	—
Brisa II Complex (c)	8.17%	70.38%	65.45%	60.73%	—
Bento Miguel Complex (d)	8.17%	49.46%	45.05%	40.87%	—
Cutia Complex (e)	8.17%	39.32%	35.53%	31.92%	—
Jandaíra Complex (f)	5.29%	43.28%	39.34%	35.58%	—
Vilas Complex (g)	4.94%	59.50%	54.94%	50.57%	—
Aventura Complex (h)	4.66%	47.92%	43.97%	40.17%	—
Santa Rosa e Mundo Novo Complex (i)	4.66%	151.84%	145.11%	138.65%	—
Hydric Assets
Foz do Areia	5.43%	78.05%	72.30%	66.81%	—
Segredo	5.43%	54.22%	49.51%	45.01%	—
Caxias	5.43%	52.17%	47.62%	43.27%	—
Baixo Iguaçu	5.43%	3.52%	1.05%	-1.33%	8,189
Mauá	5.43%	126.24%	121.53%	116.98%	—
Bela Vista	7.66%	96.08%	89.39%	83.08%	—
Elejor	8.00%	27.83%	24.65%	21.59%	—
(a) GE Boa Vista, GE Farol, GE Olho D’Água e GE São Bento do Norte wind farms.
(b) Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III e Nova Eurus IV wind farms.
(c) Santa Maria, Santa Helena e Ventos de Santo Uriel wind farms.
(d) São Bento do Norte I, São Bento do Norte II, São Bento do Norte III, São Miguel I, São Miguel II and GE São Miguel III wind farms.
(e) Cutia, Guajiru, Jangada, Maria Helena, Potiguar, Esperança e Paraíso dos Ventos wind farms.
(f) Jandaíra I, Jandaíra II, Jandaíra III e Jandaíra IV wind farms.
(g) Potiguar B61, Potiguar B141, Potiguar B142, Potiguar B143 e Ventos de Vila Paraíba IV wind farms.
(h) Aventura II, Aventura III, Aventura IV, Aventura V wind farms.
(i) Santa Rosa e Mundo Novo - SRMN: SRMN I, SRMN II, SRMN III, SRMN IV e SRMN V wind farms.

Schedule of average depreciation rates

Depreciation rates (%)	12.31.2024	12.31.2023	12.31.2022
Average generation segment rates
General equipment	6.06	6.24	6.25
Machinery and equipment	3.29	3.87	3.68
Generations	3.40	3.42	3.42
Reservoirs, dams and ducts	2.26	2.64	2.67
Hydraulic turbines	2.77	2.88	2.89
Wind power plant unit	4.85	4.94	4.94
Buildings	2.79	3.05	3.07
Average rates for central government assets
Buildings	3.34	3.33	3.33
Machinery and office equipment	12.07	6.25	6.25
Furniture and fixtures	6.26	6.27	6.25
Vehicles	14.29	14.29	14.29